UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendent []; Amendment Number:

This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    SMC Capital, Inc.
Address: 4350 Brownsboro Road
         Suite 310
         Louisville, Kentucky 40207
13F File Number: 801-44124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Carter
Title: Investment Accountant
Phone: 502-259-2815
Signature, Place, and Date of Signing:
   Karen Carter Louisville, Kentucky October 16, 2007
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $18756

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES         COM              007903107      660 50000.00 SH       SOLE                 50000.00
ALLEGHENY TECH INC             COM              01741r102      440  4000.00 SH       SOLE                  4000.00
APPLE COMPUTER INC             COM              037833100      502  3270.00 SH       SOLE                  3270.00
CARIBOU COFFEE                 COM              142042209      520 78451.00 SH       SOLE                 78451.00
CISCO SYS INC                  COM              17275R102      314  9470.00 SH       SOLE                  9470.00
CITIZENS FINL CORP KY CL A     COM              174613109     1772 320911.00SH       SOLE                320911.00
GENERAL ELECTRIC CO            COM              369604103      218  5275.00 SH       SOLE                  5275.00
GENESIS LEASE LIMITED          COM              37183T107      746 30000.00 SH       SOLE                 30000.00
GILEAD SCIENCE INC             COM              375558103      232  5670.00 SH       SOLE                  5670.00
GOOGLE INC.                    COM              38259p508      330   582.00 SH       SOLE                   582.00
INTEL CORP                     COM              458140100      221  8550.00 SH       SOLE                  8550.00
INTUITIVE SURGICAL INC.        COM              46120e602      536  2330.00 SH       SOLE                  2330.00
MARVELL TECHNOLOGY GROUP LTD   COM              g5876h105      982 60000.00 SH       SOLE                 60000.00
MEMC ELECTRONIC MATERIALS      COM              552715104      341  5800.00 SH       SOLE                  5800.00
OIL SERVICE HOLDERS            COM              678002106      508  2650.00 SH       SOLE                  2650.00
PMC-SIERRA INC                 COM              69344f106       92 11000.00 SH       SOLE                 11000.00
QMED INC.                      COM              747914109       99 38040.00 SH       SOLE                 38040.00
QUALCOMM                       COM              747525103      223  5270.00 SH       SOLE                  5270.00
RAIT FINANCIAL TRUST           COM              749227104      329 40000.00 SH       SOLE                 40000.00
RESEARCH IN MOTION LIMITED     COM              760975102     1818 18450.00 SH       SOLE                 18450.00
RIGEL PHARMACEUTICALS          COM              766559603      494 52400.00 SH       SOLE                 52400.00
S&P DEPOSITORY RECEIPT         COM              78462F103     1128  7395.00 SH       SOLE                  7395.00
SCHLUMBERGER LTD               COM              806857108      525  5000.00 SH       SOLE                  5000.00
SIRIUS SATELLITE RADIO INC.    COM              82966U103      483 138400.00SH       SOLE                138400.00
SPDR ENERGY SEL SECTR          COM              81369Y506      206  2750.00 SH       SOLE                  2750.00
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      609 13690.00 SH       SOLE                 13690.00
TRANSOCEAN SEDCO FOREX INC     COM              g90078109     1277 11300.00 SH       SOLE                 11300.00
TRAVANTI PHARMA INC.-PVT.PLCMN COM              09060w909       50 40000.00 SH       SOLE                 40000.00
UNITED COMMUNITY BANKS, INC.   COM              90984P105      619 25230.00 SH       SOLE                 25230.00
AAG HOLDING CO. INC. 7.25%, 1/ PFD              000336305      565 25000.00 SH       SOLE                 25000.00
EVEREST RE CAP TRST 7.85% PFD  PFD              299807206      503 20000.00 SH       SOLE                 20000.00
FIFTH THIRD CAPITAL TRUST 7.25 PFD              31678W204      254 10000.00 SH       SOLE                 10000.00
FNM PFD. 7%, 12/31/2007        PFD              313586794      260  5000.00 SH       SOLE                  5000.00
JPM 6.20%, 10/15/34 (KBWI)     PFD              48122f207      232 10000.00 SH       SOLE                 10000.00
MBNA PFD.8.10%, 2/15/2033 SERI PFD              55270b201      254 10000.00 SH       SOLE                 10000.00
RAIT FINANCIAL TRUST 8.875% PF PFD              749227500      152 10000.00 SH       SOLE                 10000.00
GILAT SATELLITE NETWORKS NT CO CONV BD          375255af3      147   166507 PRN      SOLE                   166507
LAMAR ADVERTISING CONVERTIBLE, CONV BD          512815AG6      115   100000 PRN      SOLE                   100000
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